Schedule of Investments

ARK Next Generation Internet ETF (consolidated)

April 30, 2025 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–88.7%

Automobiles - 8.3%
Tesla, Inc.*	439,822	$124,100,175

Broadline Retail - 3.4%
Amazon.com, Inc.*	141,004	26,003,958
MercadoLibre, Inc. (Brazil)*	10,893	25,389,949
Total Broadline Retail		51,393,907

Capital Markets - 13.3%
Coinbase Global, Inc., Class A*	536,433	108,836,891
Robinhood Markets, Inc., Class A*	1,845,904	90,652,346
Total Capital Markets		199,489,237

Entertainment - 13.3%
ROBLOX Corp., Class A*	1,254,621	84,122,338
Roku, Inc.*	1,326,661	90,451,747
Spotify Technology SA*	39,047	23,974,077
Total Entertainment		198,548,162

Financial Services - 4.4%
Block, Inc.*	792,465	46,335,429
Toast, Inc., Class A*	556,645	19,805,429
Total Financial Services		66,140,858

Hotels, Restaurants & Leisure - 5.6%
Airbnb, Inc., Class A*	125,523	15,303,764
DraftKings, Inc., Class A*	801,521	26,682,634
Genius Sports Ltd. (United Kingdom)*	3,829,560	41,320,953
Total Hotels, Restaurants & Leisure		83,307,351

Interactive Media & Services - 7.9%
Baidu, Inc. (China)*(a)	161,823	14,211,296
Meta Platforms, Inc., Class A	114,699	62,969,751
Nextdoor Holdings, Inc.*	6,094,079	8,958,296
Pinterest, Inc., Class A*	693,785	17,566,636
Reddit, Inc., Class A*	123,206	14,362,124
Total Interactive Media & Services		118,068,103

IT Services - 7.5%
Cloudflare, Inc., Class A*	197,861	23,897,651
Coreweave, Inc., Class A*	569,053	23,501,889
Shopify, Inc., Class A (Canada)*	676,086	64,228,170
Total IT Services		111,627,710

Media - 2.2%
Ibotta, Inc., Class A*	349,110	17,036,568
Trade Desk, Inc. (The), Class A*	291,030	15,607,939
Total Media		32,644,507

Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc.*	299,294	29,136,271
NVIDIA Corp.	127,858	13,926,293
QUALCOMM, Inc.	115,906	17,207,405
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	89,454	14,911,087
Total Semiconductors & Semiconductor
Equipment		75,181,056

Investments	Shares	Value
Software - 17.0%
Crowdstrike Holdings, Inc., Class A*	90,047	$38,618,457
Datadog, Inc., Class A*	123,785	12,645,875
Gitlab, Inc., Class A*	605,529	28,260,038
PagerDuty, Inc.*	1,267,057	19,652,054
Palantir Technologies, Inc., Class A*	796,015	94,280,017
Rubrik, Inc., Class A*	372,000	26,237,160
salesforce.com, Inc.	69,140	18,578,609
UiPath, Inc., Class A*	100	1,194
Unity Software, Inc.*	786,123	16,563,612
Total Software		254,837,016

Technology Hardware, Storage & Peripherals - 0.8%
Pure Storage, Inc., Class A*	267,263	12,123,050
Total Common Stocks
(Cost $1,217,373,968)		1,327,461,132
EXCHANGE - TRADED FUNDS–11.2%

Financials - 11.2%
3iQ Ether Staking ETF (Canada)*†	1,354,502	9,510,793
3iQ Solana Staking ETF (Canada)*†	484,171	5,506,892
ARK 21Shares Bitcoin ETF†	1,636,584	153,658,872
Total Financials		168,676,557
Total Exchange - Traded Funds
(Cost $88,078,406)		168,676,557
MONEY MARKET FUND–0.0%(b)
Goldman Sachs Financial Square Treasury
Obligations Fund, 4.20% (c)
(Cost $332,475)	332,475	332,475

Total Investments–99.9%
(Cost $1,305,784,849)		1,496,470,164
Other Assets in Excess of Liabilities–0.1%		754,391
Net Assets–100.0%		$1,497,224,555
†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of April 30, 2025.

Schedule of Investments (Continued)

ARK Next Generation Internet ETF (consolidated)

April 30, 2025 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2024(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2025	Value ($) at 4/30/2025(a)
Exchange - Traded Funds – 11.2%
Financials – 11.2%
3iQ Ether Staking ETF
–	21,587,084	(3,318,991)	(900,395)	(7,856,905)	–	–	–	1,354,502	9,510,793
3iQ Solana Staking ETF
–	5,016,634	(38,469)	4,581	524,146	–	–	–	484,171	5,506,892
ARK 21Shares Active Ethereum Futures Strategy ETF ^
744,116	–	(559,671)	(155,855)	–	(28,590)	–	–	–	–
ARK 21Shares Bitcoin ETF
153,959,889	–	(59,346,051)	28,543,588	30,501,446	–	–	–	1,636,584	153,658,872
$154,704,005	$26,603,718	$(63,263,182)	$27,491,919	$23,168,687	$(28,590)	$–	$–	$3,475,257	$168,676,557

(a)	The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of April 30, 2025.
^	As of April 30, 2025, the company was no longer considered to be an affiliated security.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2025, based upon the three levels defined above:

ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,327,461,132	$–	$–	$1,327,461,132
Exchange - Traded Funds	$168,676,557	$–	$–	$168,676,557
Money Market Fund	332,475	–	–	332,475
Total	$1,496,470,164	$–	$–	$1,496,470,164

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.